Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Assets	$ 282,220	$ 298,241
Liabilities	175,481	192,328
Equity	106,739	105,913	$ 100,253	$ 113,904
Profit (loss)	$ 14,444	$ 18,499	$ 25,383
Interconexin Elctrica S.A. ESP | Concesin Costera-Cartagena-Barranquilla S.A.S
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Geographic area of operations	Colombia
Ownership interest	100.00%
Assets	$ 2,663
Liabilities	2,425
Equity	238
Profit (loss)	$ 40
Country/Domicile	Colombian peso
Interconexin Elctrica S.A. ESP | Transelca S.A. E.S.P.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Colombia
Ownership interest	100.00%
Assets	$ 1,972
Liabilities	1,073
Equity	899
Profit (loss)	$ 232
Country/Domicile	Colombian peso
Interconexin Elctrica S.A. ESP | Internexa S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Telecommunications
Geographic area of operations	Colombia
Ownership interest	100.00%
Assets	$ 676
Liabilities	433
Equity	243
Profit (loss)	$ 44
Country/Domicile	Colombian peso
Interconexin Elctrica S.A. ESP | Intercolombia S.A E.S.P.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Colombia
Ownership interest	100.00%
Assets	$ 427
Liabilities	273
Equity	154
Profit (loss)	$ 53
Country/Domicile	Colombian peso
Interconexin Elctrica S.A. ESP | XM Compaa de Expertos en Mercados S.A. E.S.P.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Colombia
Ownership interest	100.00%
Assets	$ 371
Liabilities	317
Equity	54
Profit (loss)	$ 8
Country/Domicile	Colombian peso
Interconexin Elctrica S.A. ESP | Inteia S.A.S.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Colombia
Ownership interest	100.00%
Assets	$ 30
Liabilities	12
Equity	18
Profit (loss)	$ 4
Country/Domicile	Colombian peso
Interconexin Elctrica S.A. ESP | Intervial Colombia S.A.S.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Geographic area of operations	Colombia
Ownership interest	100.00%
Assets	$ 1
Equity	$ 1
Country/Domicile	Colombian peso
Interconexin Elctrica S.A. ESP | HUB Digital de Servicios ISA S.A.S
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Servicios
Geographic area of operations	Colombia
Ownership interest	100.00%
Country/Domicile	Colombian peso
Interconexin Elctrica S.A. ESP | ISA Energia Brasil S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	36.00%
Assets	$ 46
Liabilities	25
Equity	21
Profit (loss)	$ 2
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | ISA Capital do Brasil
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	100.00%
Assets	$ 8
Equity	8
Profit (loss)	$ 1
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | ISA Investimentos e Participaes S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	100.00%
Assets	$ 1
Equity	$ 1
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Riacho Grande
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	36.00%
Assets	$ 1
Equity	$ 1
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Aguapei S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	36.00%
Assets	$ 1
Equity	$ 1
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Evrecy S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	36.00%
Assets	$ 1
Equity	$ 1
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Itaquere S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	36.00%
Assets	$ 1
Equity	$ 1
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Itaunas S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	36.00%
Assets	$ 1
Equity	$ 1
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | Interligacao Eletrica de Minas Gerais S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	36.00%
Assets	$ 1
Equity	$ 1
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Jaguar 9 S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	36.00%
Assets	$ 1
Equity	$ 1
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Norte E Nordeste S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	36.00%
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Biguacu S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	36.00%
Assets	$ 1
Liabilities	$ 1
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | Fundo de Investimento Xavantes Referenciado di
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	21.00%
Assets	$ 1
Equity	$ 1
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Serra do Japi S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	36.00%
Assets	$ 1
Liabilities	$ 1
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Tibagi S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	36.00%
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Jaguar 8 S.A
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	36.00%
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Sul S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	36.00%
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Jaguar 6 S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	36.00%
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Itapura S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	36.00%
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | Fundo De Investimento Barra Bonita Renda
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	36.00%
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | Fundo de Investimento Referenciado di Bandeirantes
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	18.00%
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Pinheiros S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	36.00%
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | Fundo De Investimento Assis
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Brazil
Ownership interest	36.00%
Country/Domicile	Brazilian real
Interconexin Elctrica S.A. ESP | Ruta del Maipo Sociedad Concesionaria S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Geographic area of operations	Chile
Ownership interest	100.00%
Assets	$ 1,733
Liabilities	1,039
Equity	694
Profit (loss)	$ 94
Country/Domicile	Chilean peso
Interconexin Elctrica S.A. ESP | Intervial Chile S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Geographic area of operations	Chile
Ownership interest	100.00%
Assets	$ 1,224
Liabilities	221
Equity	1,003
Profit (loss)	$ 114
Country/Domicile	Chilean peso
Interconexin Elctrica S.A. ESP | ISA Inversiones Chile Vias SpA
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Geographic area of operations	Chile
Ownership interest	100.00%
Assets	$ 1,039
Equity	1,039
Profit (loss)	$ 114
Country/Domicile	Chilean peso
Interconexin Elctrica S.A. ESP | Ruta del Loa Sociedad Concesionaria S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Geographic area of operations	Chile
Ownership interest	100.00%
Assets	$ 399
Liabilities	311
Equity	88
Profit (loss)	$ 7
Country/Domicile	Chilean peso
Interconexin Elctrica S.A. ESP | Ruta de la Araucania Sociedad Concesionaria S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Geographic area of operations	Chile
Ownership interest	100.00%
Assets	$ 66
Liabilities	10
Equity	56
Profit (loss)	$ 5
Country/Domicile	Chilean peso
Interconexin Elctrica S.A. ESP | ISA Inversiones Costera Chile Spa
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Geographic area of operations	Chile
Ownership interest	100.00%
Assets	$ 34
Liabilities	50
Equity	(16)
Profit (loss)	$ 7
Country/Domicile	Chilean peso
Interconexin Elctrica S.A. ESP | Ruta de los Rios Sociedad Concesionaria S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Geographic area of operations	Chile
Ownership interest	75.00%
Assets	$ 28
Liabilities	13
Equity	15
Profit (loss)	$ 4
Country/Domicile	Chilean peso
Interconexin Elctrica S.A. ESP | Ruta Orbital Sur Sociedad Concesionaria S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Geographic area of operations	Chile
Ownership interest	100.00%
Assets	$ 19
Liabilities	3
Equity	16
Profit (loss)	$ 1
Country/Domicile	Chilean peso
Interconexin Elctrica S.A. ESP | Interchile S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Chile
Ownership interest	100.00%
Assets	$ 1
Liabilities	$ 1
Country/Domicile	US dollar
Interconexin Elctrica S.A. ESP | ISA Inversiones Chile SpA
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Chile
Ownership interest	100.00%
Assets	$ 1
Liabilities	$ 1
Country/Domicile	US dollar
Interconexin Elctrica S.A. ESP | Ruta del Bosque Sociedad Concesionaria S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Geographic area of operations	Chile
Ownership interest	100.00%
Assets	$ 1
Liabilities	$ 1
Country/Domicile	Chilean peso
Interconexin Elctrica S.A. ESP | ISA Inversiones Tolten Ltda.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Geographic area of operations	Chile
Ownership interest	100.00%
Country/Domicile	Chilean peso
Interconexin Elctrica S.A. ESP | Interconexiones del Norte S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Chile
Ownership interest	100.00%
Country/Domicile	US dollar
Interconexin Elctrica S.A. ESP | Interconexiones Viales Spa
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Geographic area of operations	Chile
Ownership interest	100.00%
Country/Domicile	Chilean peso
Interconexin Elctrica S.A. ESP | Interconexiones Elctricas Qoyllur Spa
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Chile
Ownership interest	100.00%
Country/Domicile	US dollar
Interconexin Elctrica S.A. ESP | Consorcio Transmantaro S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Geographic area of operations	Peru
Ownership interest	60.00%
Assets	$ 2
Liabilities	$ 2
Country/Domicile	US dollar
Interconexin Elctrica S.A. ESP | Red de Energa del Per
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	US dollar
Functional currency	Electric power
Geographic area of operations	Peru
Ownership interest	60.00%
Interconexin Elctrica S.A. ESP | ISA Peru
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	US dollar
Functional currency	Electric power
Geographic area of operations	Peru
Ownership interest	100.00%
Interconexin Elctrica S.A. ESP | Internexa Peru
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	US dollar
Functional currency	Telecommunications
Geographic area of operations	Peru
Ownership interest	100.00%
Interconexin Elctrica S.A. ESP | Proyectos de Infraestructura del Per S.A.C.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	US dollar
Functional currency	Electric power
Geographic area of operations	Peru
Ownership interest	100.00%
Interconexin Elctrica S.A. ESP | Ruta del Este Sociedad Concesionaria S.A. [Member]
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	US dollar
Functional currency	Roads
Geographic area of operations	Panama
Ownership interest	100.00%
Interconexin Elctrica S.A. ESP | Linear Systems Re Ltd.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	US dollar
Functional currency	Electric power
Geographic area of operations	Bermuda
Ownership interest	100.00%
Interconexin Elctrica S.A. ESP | ISA Bolivia
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	US dollar
Functional currency	Electric power
Geographic area of operations	Bolivia
Ownership interest	100.00%